UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory A. Boye
Title:      Chief Financial Officer
Phone:      484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye             Radnor, Pennsylvania      August 11, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $101,052
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
CALIX INC                     COM              13100M509   6,747       324,056 SH         SOLE        NONE       324,056
MELLANOX TECHNOLOGIES LTD     SHS              M51363113   6,689       224,398 SH         SOLE        NONE       224,398
SUPPORT COM INC               COM              86858W101  15,609     3,251,808 SH         SOLE        NONE     3,251,808
BANK OF AMERICA CORPORATION   COM              060505104   5,480       500,000     PUT    SOLE        NONE       500,000
CALIX INC                     COM              13100M509   5,859       281,400     CALL   SOLE        NONE       281,400
CALIX INC                     COM              13100M509   2,603       125,000     PUT    SOLE        NONE       125,000
GOLDMAN SACHS GROUP INC       COM              38141G104   4,658        35,000     PUT    SOLE        NONE        35,000
HARTFORD FINL SVCS GROUP INC  COM              416515104   1,319        50,000     PUT    SOLE        NONE        50,000
INFINERA CORPORATION          COM              45667G103   4,284       620,000     CALL   SOLE        NONE       620,000
MELLANOX TECHNOLOGIES LTD     SHS              M51363113   2,981       100,000     PUT    SOLE        NONE       100,000
MELLANOX TECHNOLOGIES LTD     SHS              M51363113   7,378       247,500     CALL   SOLE        NONE       247,500
MORGAN STANLEY                COM NEW          617446448   2,301       100,000     PUT    SOLE        NONE       100,000
OCZ TECHNOLOGY GROUP INC      COM              67086E303   1,192       149,000     PUT    SOLE        NONE       149,000
POTASH CORP SASK INC          COM              73755L107   1,425        25,000     PUT    SOLE        NONE        25,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104  31,378       550,000     PUT    SOLE        NONE       550,000
SUPPORT COM INC               COM              86858W101     240        50,000     CALL   SOLE        NONE        50,000
VANCEINFO TECHNOLOGIES INC    ADR              921564100     911        39,400     PUT    SOLE        NONE        39,400

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